LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS.
Schedule of long term investments

	Ownership
December 31,	Interest	2015	2014
(millions of Canadian dollars)
EQUITY INVESTMENTS
Liquids Pipelines
Seaway Pipeline	50.0%	3,251	2,782
Southern Access Extension	65.0%	713	263
Other	30.0% - 75.0%	95	65
Gas Pipelines, Processing and Energy Services
Aux Sable	42.7% - 50.0%	344	311
Vector Pipeline	60.0%	159	141
Offshore - various joint ventures	22.0% - 74.3%	479	429
Rampion offshore wind project1	24.9%	201	-
Other	33.3% - 70.0%	13	12
Sponsored Investments
Texas Express Pipeline	35.0%	515	442
Alliance Pipeline Canada and US2	50.0%	436	374
Other	50.0%	54	67
Corporate
Noverco Common Shares	38.9%	-	-
Enbridge Rail (Philadelphia) L.L.C.	75.0%	142	-
Other	19.0% - 49.99%	57	45
OTHER LONG-TERM INVESTMENTS
Corporate
Noverco Preferred Shares		359	323
Enbridge Insurance (Barbados Oil) Limited		35	23
Enbridge (U.S.) Inc.		35	29
Other		120	102
		7,008	5,408
1	On November 4, 2015, Enbridge acquired a 24.9% equity interest in Rampion Offshore Wind Limited.
2

In November 2014, Enbridge’s interest in Alliance Pipeline US was transferred to the Fund Group. As a result, $203 million of Long-term investments as at December 31, 2014 were reclassified from Gas Pipelines, Processing and Energy Services to Sponsored Investments.

Summary of income statement of the entity's interest in unconsolidated equity investments of joint ventures

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Revenues	1,557	1,790	1,212
Commodity costs	(369)	(661)	(371)
Operating and administrative expense	(376)	(444)	(266)
Depreciation and amortization	(274)	(232)	(175)
Other income/(expense)	4	(1)	4
Interest expense	(67)	(84)	(74)
Earnings before income taxes	475	368	330

Summary of balance sheet of the entity's interest in unconsolidated equity investments of joint ventures

December 31,	2015	2014
(millions of Canadian dollars)
Current assets	389	472
Property, plant and equipment, net	6,602	5,214
Deferred amounts and other assets	40	34
Intangible assets, net	64	77
Goodwill	885	742
Current liabilities	(500)	(712)
Long-term debt	(854)	(811)
Other long-term liabilities	(167)	(85)
Net assets	6,459	4,931